Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 231,407	$ 231,407	$ 231,407
Additions/ (Amortization)	0	0	0
Ending balance	231,407	231,407	231,407
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(216,141)	(203,423)	(183,501)
Additions/ (Amortization)	(11,680)	(12,718)	(19,922)
Ending balance	(227,821)	(216,141)	(203,423)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	15,266	27,984	47,906
Additions/ (Amortization)	(11,680)	(12,718)	(19,922)
Ending balance	$ 3,586	$ 15,266	$ 27,984